Inventories (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Schedule of Inventory Disclosure [Abstract]
General production and project costs		$ 2,111,596	$ 680,319	$ 1,496,590